Defined Contribution Plan (Tables)	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Summary of Company Matching Contribution Vesting Percentage

Participant vesting occurs in the Company matching contributions according to the schedule below:

Years of service	Vesting Percentage
Less than 2 years	0%
2-year anniversary	20%
3-year anniversary	40%
4-year anniversary	60%
5-year anniversary	80%
6-year anniversary	100%